Shareholders' Equity (Details 2)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Class of Stock [Line Items]
Expected volatility	78.77%	74.18%
Risk-free interest	1.21%	1.03%
Expected life	5 years 6 months	5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected volatility	79.89%	80.71%
Risk-free interest	2.02%	1.52%
Expected life	6 years 3 months	6 years 3 months